SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 189,403	$ 192,583
Notes receivable		169,300
Derivative liability	4,196,125	57,314
Total	4,385,528	419,197
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	57,143	57,143
Notes receivable
Derivative liability
Total	57,413	57,143
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Notes receivable
Derivative liability
Total
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	132,260	135,440
Notes receivable		169,300
Derivative liability	4,196,125	57,314
Total	$ 4,328,385	$ 362,054